LEASES - Minimum lease payments in future periods (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Minimum lease payments in future periods
2025	$ 291
2026	187
2027	80
Total minimum lease payments	558
Less: imputed interest	(21)
Total:	$ 537	$ 886